LifeX 2035 Term Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$26,558,000	$26,789,345
4.50%, 05/15/2027	19,148,000	19,377,626
1.13%, 02/29/2028	19,322,000	17,870,586
4.63%, 04/30/2029	21,802,000	22,372,599
4.13%, 10/31/2029	8,211,000	8,271,941
3.63%, 03/31/2030	15,664,000	15,424,757
4.63%, 04/30/2031	22,085,000	22,779,470
4.13%, 10/31/2031	8,127,000	8,153,667
2.75%, 08/15/2032	43,929,000	40,174,443
3.88%, 08/15/2034	51,381,000	50,084,432
4.50%, 02/15/2036	12,579,000	12,962,266
4.50%, 02/15/2044	13,000	12,848
4.13%, 08/15/2044	3,000	2,812
2.38%, 11/15/2049	11,000	7,279
4.63%, 05/15/2054	13,000	13,046
TOTAL U.S. TREASURY SECURITIES (Cost $239,337,697)		244,297,117
	Shares
SHORT-TERM INVESTMENTS - 2.2%
Treasury Money Markets - 2.2%
First American Government Obligations Fund - Class X, 4.27% (a)	2,650,292	2,650,292
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	2,650,292	2,650,292
TOTAL SHORT-TERM INVESTMENTS (Cost $5,300,584)		5,300,584
TOTAL INVESTMENTS - 99.0% (Cost $244,638,281)		$249,597,701
Other Assets in Excess of Liabilities - 1.0%		2,458,873
TOTAL NET ASSETS - 100.0%		$252,056,574

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$244,297,117	$–	$244,297,117
Treasury Money Markets	5,300,584	–	–	5,300,584
Total Investments	$5,300,584	$244,297,117	$–	$249,597,701

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2040 Term Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.2%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$229,000	$230,700
4.13%, 10/31/2031	199,000	199,653
3.88%, 08/15/2034	123,000	119,896
4.50%, 02/15/2036	41,000	42,249
4.75%, 02/15/2037	60,000	62,963
4.50%, 02/15/2044	27,000	26,684
4.13%, 08/15/2044	30,000	28,116
2.38%, 11/15/2049	10,000	6,617
4.25%, 08/15/2054	39,000	36,818
TOTAL U.S. TREASURY SECURITIES (Cost $740,765)		753,696
	Shares
SHORT-TERM INVESTMENTS - 2.6%
Treasury Money Markets - 2.6%
First American Government Obligations Fund - Class X, 4.27% (a)	9,822	9,822
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	9,822	9,822
TOTAL SHORT-TERM INVESTMENTS (Cost $19,644)		19,644
TOTAL INVESTMENTS - 98.8% (Cost $760,409)		$773,340
Other Assets in Excess of Liabilities - 1.2%		9,111
TOTAL NET ASSETS - 100.0%		$782,451

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$753,696	$–	$753,696
Treasury Money Markets	19,644	–	–	19,644
Total Investments	$19,644	$753,696	$–	$773,340

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2045 Term Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$150,000	$151,113
4.13%, 10/31/2031	132,000	132,433
3.88%, 08/15/2034	31,000	30,218
4.50%, 02/15/2036	21,000	21,640
4.75%, 02/15/2037	46,000	48,271
4.50%, 02/15/2044	167,000	165,042
4.13%, 08/15/2044	45,000	42,173
2.38%, 11/15/2049	26,000	17,205
4.25%, 08/15/2054	29,000	27,378
TOTAL U.S. TREASURY SECURITIES (Cost $621,739)		635,473
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Treasury Money Markets - 1.4%
First American Government Obligations Fund - Class X, 4.27% (a)	4,457	4,457
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	4,457	4,457
TOTAL SHORT-TERM INVESTMENTS (Cost $8,914)		8,914
TOTAL INVESTMENTS - 98.9% (Cost $630,653)		$644,387
Other Assets in Excess of Liabilities - 1.1%		6,892
TOTAL NET ASSETS - 100.0%		$651,279

Percentages are stated as a percent of net assets. –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$635,473	$–	$635,473
Treasury Money Markets	8,914	–	–	8,914
Total Investments	$8,914	$635,473	$–	$644,387

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2048 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$5,000	$5,018
4.50%, 05/15/2027	226,000	228,710
1.13%, 02/29/2028	214,000	197,925
4.25%, 02/28/2029	6,000	6,071
3.63%, 08/31/2029	424,000	418,733
3.63%, 03/31/2030	29,000	28,557
4.13%, 03/31/2031	7,000	7,035
4.63%, 04/30/2031	271,000	279,522
2.75%, 08/15/2032	459,000	419,770
4.50%, 11/15/2033	4,000	4,097
4.00%, 02/15/2034	4,000	3,947
3.88%, 08/15/2034	425,000	414,275
4.50%, 02/15/2036	276,000	284,409
4.75%, 02/15/2037	428,000	449,132
1.38%, 11/15/2040	48,000	31,226
4.50%, 02/15/2044	1,720,000	1,699,844
3.38%, 11/15/2048	9,000	7,307
2.38%, 11/15/2049	661,000	437,396
4.63%, 05/15/2054	41,000	41,144
TOTAL U.S. TREASURY SECURITIES (Cost $4,907,962)		4,964,118
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	50,673	50,673
MSILF Government Portfolio - Class Institutional, 4.27% (a)	50,673	50,673
TOTAL SHORT-TERM INVESTMENTS (Cost $101,346)		101,346
TOTAL INVESTMENTS - 99.3% (Cost $5,009,308)		$5,065,464
Other Assets in Excess of Liabilities - 0.7%		34,408
TOTAL NET ASSETS - 100.0%		$5,099,872

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,964,118	$–	$4,964,118
Treasury Money Markets	101,346	–	–	101,346
Total Investments	$101,346	$4,964,118	$–	$5,065,464

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2049 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$9,000	$9,033
4.50%, 05/15/2027	175,000	177,099
1.13%, 02/29/2028	216,000	199,775
4.25%, 02/28/2029	8,000	8,095
3.63%, 08/31/2029	345,000	340,714
3.63%, 03/31/2030	3,000	2,954
4.13%, 03/31/2031	11,000	11,056
4.63%, 04/30/2031	194,000	200,100
2.75%, 08/15/2032	334,000	305,453
4.50%, 11/15/2033	2,000	2,048
4.00%, 02/15/2034	7,000	6,907
3.88%, 08/15/2034	305,000	297,304
4.50%, 02/15/2036	205,000	211,246
4.75%, 02/15/2037	311,000	326,356
1.38%, 11/15/2040	49,000	31,877
4.50%, 02/15/2044	1,266,000	1,251,164
2.38%, 11/15/2049	774,000	512,170
4.63%, 05/15/2054	29,000	29,102
TOTAL U.S. TREASURY SECURITIES (Cost $3,884,711)		3,922,453
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	40,218	40,218
MSILF Government Portfolio - Class Institutional, 4.27% (a)	40,218	40,218
TOTAL SHORT-TERM INVESTMENTS (Cost $80,436)		80,436
TOTAL INVESTMENTS - 99.3% (Cost $3,965,147)		$4,002,889
Other Assets in Excess of Liabilities - 0.7%		28,020
TOTAL NET ASSETS - 100.0%		$4,030,909

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,922,453	$–	$3,922,453
Treasury Money Markets	80,436	–	–	80,436
Total Investments	$80,436	$3,922,453	$–	$4,002,889

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$8,000	$8,030
4.50%, 05/15/2027	147,000	148,763
1.13%, 02/29/2028	181,000	167,404
4.25%, 02/28/2029	7,000	7,083
4.63%, 04/30/2029	27,000	27,707
3.63%, 08/31/2029	320,000	316,025
4.13%, 03/31/2031	10,000	10,051
4.63%, 04/30/2031	160,000	165,031
2.75%, 08/15/2032	271,000	247,838
4.50%, 11/15/2033	1,000	1,024
4.00%, 02/15/2034	7,000	6,906
3.88%, 08/15/2034	246,000	239,792
4.50%, 02/15/2036	169,000	174,149
4.75%, 02/15/2037	253,000	265,492
1.38%, 11/15/2040	49,000	31,877
4.50%, 02/15/2044	1,006,000	994,211
2.38%, 11/15/2049	877,000	580,327
4.63%, 05/15/2054	40,000	40,141
TOTAL U.S. TREASURY SECURITIES (Cost $3,400,982)		3,431,851
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	34,473	34,473
MSILF Government Portfolio - Class Institutional, 4.27% (a)	34,473	34,473
TOTAL SHORT-TERM INVESTMENTS (Cost $68,946)		68,946
TOTAL INVESTMENTS - 99.3% (Cost $3,469,928)		$3,500,797
Other Assets in Excess of Liabilities - 0.7%		25,954
TOTAL NET ASSETS - 100.0%		$3,526,751

Percentages are stated as a percent of net assets.–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,431,851	$–	$3,431,851
Treasury Money Markets	68,946	–	–	68,946
Total Investments	$68,946	$3,431,851	$–	$3,500,797

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2051 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$7,000	$7,026
4.50%, 05/15/2027	140,000	141,679
1.13%, 02/29/2028	183,000	169,253
4.25%, 02/28/2029	7,000	7,083
3.63%, 08/31/2029	375,000	370,342
3.63%, 03/31/2030	25,000	24,618
4.13%, 03/31/2031	10,000	10,051
4.63%, 04/30/2031	179,000	184,629
2.75%, 08/15/2032	269,000	246,009
4.50%, 11/15/2033	1,000	1,024
4.00%, 02/15/2034	7,000	6,906
3.88%, 08/15/2034	249,000	242,717
4.50%, 02/15/2036	170,000	175,180
4.75%, 02/15/2037	254,000	266,541
1.38%, 11/15/2040	50,000	32,527
4.50%, 02/15/2044	996,000	984,328
2.38%, 11/15/2049	1,047,000	692,819
4.63%, 05/15/2054	116,000	116,408
TOTAL U.S. TREASURY SECURITIES (Cost $3,654,408)		3,679,140
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	37,686	37,686
MSILF Government Portfolio - Class Institutional, 4.27% (a)	37,686	37,686
TOTAL SHORT-TERM INVESTMENTS (Cost $75,372)		75,372
TOTAL INVESTMENTS - 99.2% (Cost $3,729,780)		$3,754,512
Other Assets in Excess of Liabilities - 0.8%		28,647
TOTAL NET ASSETS - 100.0%		$3,783,159

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,679,140	$–	$3,679,140
Treasury Money Markets	75,372	–	–	75,372
Total Investments	$75,372	$3,679,140	$–	$3,754,512

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2052 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$6,000	$6,022
4.50%, 05/15/2027	135,000	136,619
1.13%, 02/29/2028	188,000	173,878
4.25%, 02/28/2029	6,000	6,071
3.63%, 08/31/2029	390,000	385,155
3.63%, 03/31/2030	26,000	25,603
4.13%, 03/31/2031	9,000	9,046
4.63%, 04/30/2031	247,000	254,767
2.75%, 08/15/2032	289,000	264,300
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	6,000	5,920
3.88%, 08/15/2034	259,000	252,464
4.50%, 02/15/2036	176,000	181,363
4.75%, 02/15/2037	265,000	278,084
1.38%, 11/15/2040	48,000	31,226
4.50%, 02/15/2044	1,023,000	1,011,012
2.38%, 11/15/2049	1,188,000	786,122
4.63%, 05/15/2054	254,000	254,893
TOTAL U.S. TREASURY SECURITIES (Cost $4,032,874)		4,065,617
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	41,607	41,607
MSILF Government Portfolio - Class Institutional, 4.27% (a)	41,607	41,607
TOTAL SHORT-TERM INVESTMENTS (Cost $83,214)		83,214
TOTAL INVESTMENTS - 99.2% (Cost $4,116,088)		$4,148,831
Other Assets in Excess of Liabilities - 0.8%		33,937
TOTAL NET ASSETS - 100.0%		$4,182,768

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,065,617	$–	$4,065,617
Treasury Money Markets	83,214	–	–	83,214
Total Investments	$83,214	$4,065,617	$–	$4,148,831

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2053 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$6,000	$6,022
4.50%, 05/15/2027	86,000	87,031
1.13%, 02/29/2028	131,000	121,160
4.25%, 02/28/2029	6,000	6,071
3.63%, 08/31/2029	272,000	268,621
3.63%, 03/31/2030	19,000	18,710
4.13%, 03/31/2031	9,000	9,046
4.63%, 04/30/2031	178,000	183,597
2.75%, 08/15/2032	255,000	233,206
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	6,000	5,920
3.88%, 08/15/2034	178,000	173,508
4.50%, 02/15/2036	126,000	129,839
4.75%, 02/15/2037	187,000	196,233
1.38%, 11/15/2040	48,000	31,226
4.50%, 02/15/2044	717,000	708,598
2.38%, 11/15/2049	865,000	572,387
4.63%, 05/15/2054	314,000	315,104
TOTAL U.S. TREASURY SECURITIES (Cost $3,045,471)		3,069,351
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	31,348	31,348
MSILF Government Portfolio - Class Institutional, 4.27% (a)	31,348	31,348
TOTAL SHORT-TERM INVESTMENTS (Cost $62,696)		62,696
TOTAL INVESTMENTS - 99.2% (Cost $3,108,167)		$3,132,047
Other Assets in Excess of Liabilities - 0.8%		26,669
TOTAL NET ASSETS - 100.0%		$3,158,716

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,069,351	$–	$3,069,351
Treasury Money Markets	62,696	–	–	62,696
Total Investments	$62,696	$3,069,351	$–	$3,132,047

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2054 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$74,000	$74,887
1.13%, 02/29/2028	140,000	129,484
4.25%, 02/28/2029	2,000	2,024
3.63%, 08/31/2029	291,000	287,385
4.13%, 10/31/2029	20,000	20,149
3.63%, 03/31/2030	18,000	17,725
4.63%, 04/30/2031	196,000	202,163
4.13%, 10/31/2031	48,000	48,158
2.75%, 08/15/2032	317,000	289,906
4.50%, 11/15/2033	2,000	2,048
4.00%, 02/15/2034	6,000	5,920
3.88%, 08/15/2034	281,000	273,909
4.50%, 02/15/2036	114,000	117,474
4.75%, 02/15/2037	209,000	219,319
1.38%, 11/15/2040	53,000	34,479
4.50%, 02/15/2044	758,000	749,117
4.13%, 08/15/2044	90,000	84,347
2.38%, 11/15/2049	882,000	583,636
4.63%, 05/15/2054	513,000	514,804
4.25%, 08/15/2054	74,000	69,861
TOTAL U.S. TREASURY SECURITIES (Cost $3,717,113)		3,726,795
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	37,892	37,892
MSILF Government Portfolio - Class Institutional, 4.27% (a)	37,892	37,892
TOTAL SHORT-TERM INVESTMENTS (Cost $75,784)		75,784
TOTAL INVESTMENTS - 99.1% (Cost $3,792,897)		$3,802,579
Other Assets in Excess of Liabilities - 0.9%		33,445
TOTAL NET ASSETS - 100.0%		$3,836,024

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,726,795	$–	$3,726,795
Treasury Money Markets	75,784	–	–	75,784
Total Investments	$75,784	$3,726,795	$–	$3,802,579

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$5,000	$5,018
4.50%, 05/15/2027	58,000	58,696
1.13%, 02/29/2028	137,000	126,709
4.25%, 02/28/2029	5,000	5,059
3.63%, 08/31/2029	250,000	246,895
4.13%, 10/31/2029	40,000	40,297
3.63%, 03/31/2030	6,000	5,908
4.63%, 04/30/2031	154,000	158,843
4.13%, 10/31/2031	80,000	80,262
2.75%, 08/15/2032	265,000	242,351
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	5,000	4,933
3.88%, 08/15/2034	287,000	279,758
4.50%, 02/15/2036	75,000	77,285
4.75%, 02/15/2037	220,000	230,862
1.38%, 11/15/2040	45,000	29,275
4.50%, 02/15/2044	735,000	726,387
2.38%, 11/15/2049	843,000	557,829
4.63%, 05/15/2054	43,000	43,151
4.25%, 08/15/2054	649,000	612,697
TOTAL U.S. TREASURY SECURITIES (Cost $3,516,181)		3,535,287
	Shares
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.9%
First American Government Obligations Fund - Class X, 4.27% (a)	35,223	35,223
MSILF Government Portfolio - Class Institutional, 4.27% (a)	35,223	35,223
TOTAL SHORT-TERM INVESTMENTS (Cost $70,446)		70,446
TOTAL INVESTMENTS - 99.3% (Cost $3,586,627)		$3,605,733
Other Assets in Excess of Liabilities - 0.7%		26,692
TOTAL NET ASSETS - 100.0%		$3,632,425

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,535,287	$–	$3,535,287
Treasury Money Markets	70,446	–	–	70,446
Total Investments	$70,446	$3,535,287	$–	$3,605,733

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2056 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$46,000	$46,552
1.13%, 02/29/2028	106,000	98,038
4.25%, 02/28/2029	1,000	1,012
3.63%, 08/31/2029	224,000	221,217
3.63%, 03/31/2030	15,000	14,771
4.63%, 04/30/2031	154,000	158,843
2.75%, 08/15/2032	250,000	228,633
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	4,000	3,947
3.88%, 08/15/2034	235,000	229,070
4.50%, 02/15/2036	132,000	136,022
4.75%, 02/15/2037	148,000	155,307
1.38%, 11/15/2040	43,000	27,974
4.50%, 02/15/2044	591,000	584,074
2.38%, 11/15/2049	657,000	434,749
4.25%, 08/15/2054	715,000	675,005
TOTAL U.S. TREASURY SECURITIES (Cost $3,048,982)		3,018,286
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	30,583	30,583
MSILF Government Portfolio - Class Institutional, 4.27% (a)	30,583	30,583
TOTAL SHORT-TERM INVESTMENTS (Cost $61,166)		61,166
TOTAL INVESTMENTS - 99.3% (Cost $3,110,148)		$3,079,452
Other Assets in Excess of Liabilities - 0.7%		21,031
TOTAL NET ASSETS - 100.0%		$3,100,483

–

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,018,286	$–	$3,018,286
Treasury Money Markets	61,166	–	–	61,166
Total Investments	$61,166	$3,018,286	$–	$3,079,452

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2057 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$20,000	$20,240
1.13%, 02/29/2028	124,000	114,685
4.25%, 02/28/2029	3,000	3,035
3.63%, 08/31/2029	254,000	250,845
3.63%, 03/31/2030	20,000	19,695
4.63%, 04/30/2031	140,000	144,402
4.13%, 10/31/2031	88,000	88,289
2.75%, 08/15/2032	242,000	221,317
4.50%, 11/15/2033	2,000	2,048
4.00%, 02/15/2034	4,000	3,947
3.88%, 08/15/2034	280,000	272,934
4.50%, 02/15/2036	200,000	206,094
4.75%, 02/15/2037	185,000	194,134
1.38%, 11/15/2040	44,000	28,624
4.50%, 02/15/2044	691,000	682,902
2.38%, 11/15/2049	735,000	486,363
4.25%, 08/15/2054	1,023,000	965,776
TOTAL U.S. TREASURY SECURITIES (Cost $3,722,119)		3,705,330
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	37,610	37,610
MSILF Government Portfolio - Class Institutional, 4.27% (a)	37,610	37,610
TOTAL SHORT-TERM INVESTMENTS (Cost $75,220)		75,220
TOTAL INVESTMENTS - 99.3% (Cost $3,797,339)		$3,780,550
Other Assets in Excess of Liabilities - 0.7%		25,526
TOTAL NET ASSETS - 100.0%		$3,806,076

Percentages are stated as a percent of net assets.

–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,705,330	$–	$3,705,330
Treasury Money Markets	75,220	–	–	75,220
Total Investments	$75,220	$3,705,330	$–	$3,780,550

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2058 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$93,000	$86,014
4.25%, 02/28/2029	4,000	4,047
3.63%, 08/31/2029	185,000	182,702
3.63%, 03/31/2030	18,000	17,725
4.63%, 04/30/2031	138,000	142,339
2.75%, 08/15/2032	227,000	207,599
4.50%, 11/15/2033	2,000	2,048
4.00%, 02/15/2034	4,000	3,947
3.88%, 08/15/2034	212,000	206,650
4.50%, 02/15/2036	155,000	159,723
4.75%, 02/15/2037	183,000	192,036
1.38%, 11/15/2040	39,000	25,371
4.50%, 02/15/2044	531,000	524,777
2.38%, 11/15/2049	540,000	357,328
4.25%, 08/15/2054	936,000	883,643
TOTAL U.S. TREASURY SECURITIES (Cost $3,052,791)		2,995,949
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	31,073	31,073
MSILF Government Portfolio - Class Institutional, 4.27% (a)	31,073	31,073
TOTAL SHORT-TERM INVESTMENTS (Cost $62,146)		62,146
TOTAL INVESTMENTS - 99.4% (Cost $3,114,937)		$3,058,095
Other Assets in Excess of Liabilities - 0.6%		19,709
TOTAL NET ASSETS - 100.0%		$3,077,804

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,995,949	$–	$2,995,949
Treasury Money Markets	62,146	–	–	62,146
Total Investments	$62,146	$2,995,949	$–	$3,058,095

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2059 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$77,000	$71,216
3.63%, 08/31/2029	199,000	196,528
3.63%, 03/31/2030	21,000	20,679
4.63%, 04/30/2031	155,000	159,874
2.75%, 08/15/2032	259,000	236,864
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	3,000	2,960
3.88%, 08/15/2034	248,000	241,742
4.50%, 02/15/2036	173,000	178,271
4.75%, 02/15/2037	242,000	253,949
1.38%, 11/15/2040	36,000	23,420
4.50%, 02/15/2044	607,000	599,887
2.38%, 11/15/2049	580,000	383,797
4.25%, 08/15/2054	1,241,000	1,171,581
TOTAL U.S. TREASURY SECURITIES (Cost $3,632,285)		3,543,840
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	35,904	35,904
MSILF Government Portfolio - Class Institutional, 4.27% (a)	35,904	35,904
TOTAL SHORT-TERM INVESTMENTS (Cost $71,808)		71,808
TOTAL INVESTMENTS - 99.4% (Cost $3,704,093)		$3,615,648
Other Assets in Excess of Liabilities - 0.6%		23,095
TOTAL NET ASSETS - 100.0%		$3,638,743

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,543,840	$–	$3,543,840
Treasury Money Markets	71,808	–	–	71,808
Total Investments	$71,808	$3,543,840	$–	$3,615,648

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$37,000	$34,221
4.25%, 02/28/2029	3,000	3,035
3.63%, 08/31/2029	140,000	138,261
3.63%, 03/31/2030	24,000	23,633
4.13%, 03/31/2031	6,000	6,030
4.63%, 04/30/2031	117,000	120,679
2.75%, 08/15/2032	211,000	192,966
4.50%, 11/15/2033	4,000	4,097
4.00%, 02/15/2034	3,000	2,960
3.88%, 08/15/2034	200,000	194,953
4.50%, 02/15/2036	140,000	144,266
4.75%, 02/15/2037	207,000	217,221
1.38%, 11/15/2040	33,000	21,468
4.50%, 02/15/2044	492,000	486,234
2.38%, 11/15/2049	440,000	291,156
4.25%, 08/15/2054	1,140,000	1,076,231
TOTAL U.S. TREASURY SECURITIES (Cost $3,038,140)		2,957,411
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	29,669	29,669
MSILF Government Portfolio - Class Institutional, 4.27% (a)	29,669	29,669
TOTAL SHORT-TERM INVESTMENTS (Cost $59,338)		59,338
TOTAL INVESTMENTS - 99.4% (Cost $3,097,478)		$3,016,749
Other Assets in Excess of Liabilities - 0.6%		19,006
TOTAL NET ASSETS - 100.0%		$3,035,755

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,957,411	$–	$2,957,411
Treasury Money Markets	59,338	–	–	59,338
Total Investments	$59,338	$2,957,411	$–	$3,016,749

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2061 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$8,000	$7,399
4.25%, 02/28/2029	3,000	3,036
3.63%, 08/31/2029	117,000	115,547
3.63%, 03/31/2030	30,000	29,542
4.13%, 03/31/2031	6,000	6,030
4.63%, 04/30/2031	115,000	118,616
2.75%, 08/15/2032	215,000	196,624
4.50%, 11/15/2033	2,000	2,048
4.00%, 02/15/2034	3,000	2,960
3.88%, 08/15/2034	206,000	200,802
4.50%, 02/15/2036	135,000	139,113
4.75%, 02/15/2037	208,000	218,270
1.38%, 11/15/2040	32,000	20,818
4.50%, 02/15/2044	494,000	488,211
2.38%, 11/15/2049	409,000	270,643
4.25%, 08/15/2054	1,263,000	1,192,351
TOTAL U.S. TREASURY SECURITIES (Cost $3,104,388)		3,012,010
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	30,598	30,598
MSILF Government Portfolio - Class Institutional, 4.27% (a)	30,598	30,598
TOTAL SHORT-TERM INVESTMENTS (Cost $61,196)		61,196
TOTAL INVESTMENTS - 99.4% (Cost $3,165,584)		$3,073,206
Other Assets in Excess of Liabilities - 0.6%		19,224
TOTAL NET ASSETS - 100.0%		$3,092,430

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,012,010	$–	$3,012,010
Treasury Money Markets	61,196	–	–	61,196
Total Investments	$61,196	$3,012,010	$–	$3,073,206

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2062 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
4.25%, 02/28/2029	$2,000	$2,024
3.63%, 08/31/2029	73,000	72,093
3.63%, 03/31/2030	35,000	34,465
4.13%, 03/31/2031	6,000	6,031
4.63%, 04/30/2031	102,000	105,207
2.75%, 08/15/2032	203,000	185,650
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	2,000	1,973
3.88%, 08/15/2034	194,000	189,104
4.50%, 02/15/2036	127,000	130,870
4.75%, 02/15/2037	193,000	202,529
1.38%, 11/15/2040	29,000	18,866
4.50%, 02/15/2044	477,000	471,410
2.38%, 11/15/2049	358,000	236,895
4.25%, 08/15/2054	1,306,000	1,232,946
TOTAL U.S. TREASURY SECURITIES (Cost $2,991,138)		2,893,135
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	30,085	30,085
MSILF Government Portfolio - Class Institutional, 4.27% (a)	30,085	30,085
TOTAL SHORT-TERM INVESTMENTS (Cost $60,170)		60,170
TOTAL INVESTMENTS - 99.4% (Cost $3,051,308)		$2,953,305
Other Assets in Excess of Liabilities - 0.6%		18,281
TOTAL NET ASSETS - 100.0%		$2,971,586

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,893,135	$–	$2,893,135
Treasury Money Markets	60,170	–	–	60,170
Total Investments	$60,170	$2,893,135	$–	$2,953,305

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2063 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
3.63%, 08/31/2029	$40,000	$39,503
3.63%, 03/31/2030	48,000	47,267
4.13%, 03/31/2031	6,000	6,031
4.63%, 04/30/2031	111,000	114,491
2.75%, 08/15/2032	234,000	214,000
4.50%, 11/15/2033	3,000	3,072
4.00%, 02/15/2034	2,000	1,973
3.88%, 08/15/2034	229,000	223,221
4.50%, 02/15/2036	146,000	150,449
4.75%, 02/15/2037	225,000	236,109
1.38%, 11/15/2040	27,000	17,565
4.50%, 02/15/2044	584,000	577,156
2.38%, 11/15/2049	389,000	257,408
4.25%, 08/15/2054	1,667,000	1,573,752
TOTAL U.S. TREASURY SECURITIES (Cost $3,543,381)		3,461,997
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	35,371	35,371
MSILF Government Portfolio - Class Institutional, 4.27% (a)	35,371	35,371
TOTAL SHORT-TERM INVESTMENTS (Cost $70,742)		70,742
TOTAL INVESTMENTS - 99.4% (Cost $3,614,123)		$3,532,739
Other Assets in Excess of Liabilities - 0.6%		21,603
TOTAL NET ASSETS - 100.0%		$3,554,342

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,461,997	$–	$3,461,997
Treasury Money Markets	70,742	–	–	70,742
Total Investments	$70,742	$3,461,997	$–	$3,532,739

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2064 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.6%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$20,000	$20,148
4.13%, 10/31/2031	90,000	90,295
3.88%, 08/15/2034	5,000	4,874
4.50%, 02/15/2036	29,000	29,884
4.75%, 02/15/2037	35,000	36,728
4.50%, 02/15/2044	126,000	124,524
2.38%, 11/15/2049	81,000	53,599
4.25%, 08/15/2054	364,000	343,640
TOTAL U.S. TREASURY SECURITIES (Cost $681,624)		703,692
	Shares
SHORT-TERM INVESTMENTS - 1.6%
Treasury Money Markets- 1.6%
First American Government Obligations Fund - Class X, 4.27% (a)	5,934	5,934
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	5,934	5,934
TOTAL SHORT-TERM INVESTMENTS (Cost $11,868)		11,868
TOTAL INVESTMENTS - 99.2% (Cost $693,492)		$715,560
Other Assets in Excess of Liabilities - 0.8%		5,543
TOTAL NET ASSETS - 100.0%		$721,103

Percentages are stated as a percent of net assets. –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$703,692	$–	$703,692
Treasury Money Markets	11,868	–	–	11,868
Total Investments	$11,868	$703,692	$–	$715,560

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Notes/Bonds
4.13%, 10/31/2031	$100,000	$100,328
3.88%, 08/15/2034	3,000	2,924
4.50%, 02/15/2036	28,000	28,853
4.75%, 02/15/2037	33,000	34,629
4.50%, 02/15/2044	133,000	131,441
2.38%, 11/15/2049	75,000	49,629
4.25%, 08/15/2054	386,000	364,409
TOTAL U.S. TREASURY SECURITIES (Cost $690,018)		712,213
	Shares
SHORT-TERM INVESTMENTS - 1.8%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.27% (a)	6,949	6,949
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	6,949	6,949
TOTAL SHORT-TERM INVESTMENTS (Cost $13,898)		13,898
TOTAL INVESTMENTS - 99.3% (Cost $703,916)		$726,111
Other Assets in Excess of Liabilities - 0.7%		5,450
TOTAL NET ASSETS - 100.0%		$731,561

Percentages are stated as a percent of net assets. –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$712,213	$–	$712,213
Treasury Money Markets	13,898	–	–	13,898
Total Investments	$13,898	$712,213	$–	$726,111

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX Durable Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
3.63%, 03/31/2030	$8,000	$7,878
4.63%, 04/30/2031	18,000	18,566
2.75%, 08/15/2032	40,000	36,581
4.00%, 02/15/2034	1,000	987
3.88%, 08/15/2034	40,000	38,991
4.50%, 02/15/2036	29,000	29,883
4.75%, 02/15/2037	41,000	43,024
1.38%, 11/15/2040	31,000	20,167
4.50%, 02/15/2044	109,000	107,723
2.38%, 11/15/2049	59,000	39,041
4.25%, 08/15/2054	392,000	370,072
TOTAL U.S. TREASURY SECURITIES (Cost $697,652)		712,913
	Shares
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	7,238	7,238
MSILF Government Portfolio - Class Institutional, 4.27% (a)	7,238	7,238
TOTAL SHORT-TERM INVESTMENTS (Cost $14,476)		14,476
TOTAL INVESTMENTS - 99.4% (Cost $712,128)		$727,389
Other Assets in Excess of Liabilities - 0.6%		4,357
TOTAL NET ASSETS - 100.0%		$731,746

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$712,913	$–	$712,913
Treasury Money Markets	14,476	–	–	14,476
Total Investments	$14,476	$712,913	$–	$727,389

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2048 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$49,467	$49,441
0.38%, 01/15/2027	235,401	232,951
0.50%, 01/15/2028	122,347	120,151
2.38%, 10/15/2028	161,794	168,559
2.13%, 04/15/2029	148,921	153,365
0.13%, 01/15/2030	164,216	154,505
0.13%, 01/15/2031	120,813	111,572
0.13%, 07/15/2031	184,899	169,793
0.13%, 01/15/2032	120,329	108,898
1.13%, 01/15/2033	211,157	202,261
1.88%, 07/15/2034	707,661	714,240
2.13%, 02/15/2040	587,900	594,204
1.38%, 02/15/2044	785,117	683,619
0.88%, 02/15/2047	806,702	610,730
1.50%, 02/15/2053	43,816	36,464
2.13%, 02/15/2054	56,929	54,620
TOTAL U.S. TREASURY SECURITIES (Cost $4,209,640)		4,165,373
	Shares
SHORT-TERM INVESTMENTS - 2.7%
Treasury Money Markets - 2.7%
First American Government Obligations Fund - Class X, 4.27% (a)	57,140	57,140
MSILF Government Portfolio - Class Institutional, 4.27% (a)	57,140	57,140
TOTAL SHORT-TERM INVESTMENTS (Cost $114,280)		114,280
TOTAL INVESTMENTS - 99.8% (Cost $4,323,920)		$4,279,653
Other Assets in Excess of Liabilities - 0.2%		10,553
TOTAL NET ASSETS - 100.0%		$4,290,206

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,165,373	$–	$4,165,373
Treasury Money Markets	114,280	–	–	114,280
Total Investments	$114,280	$4,165,373	$–	$4,279,653

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2049 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$40,108	$40,087
0.38%, 01/15/2027	206,469	204,320
0.50%, 01/15/2028	158,407	155,563
2.38%, 10/15/2028	150,385	156,674
2.13%, 04/15/2029	47,244	48,654
0.13%, 01/15/2030	149,400	140,564
0.13%, 01/15/2031	114,711	105,937
0.13%, 07/15/2031	24,890	22,857
0.13%, 01/15/2032	157,001	142,086
1.13%, 01/15/2033	51,190	49,033
1.75%, 01/15/2034	576,660	575,635
2.13%, 02/15/2040	634,932	641,740
1.38%, 02/15/2044	117,222	102,068
0.88%, 02/15/2047	1,237,031	936,519
1.50%, 02/15/2053	90,839	75,597
TOTAL U.S. TREASURY SECURITIES (Cost $3,467,285)		3,397,334
	Shares
SHORT-TERM INVESTMENTS - 3.0%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.27% (a)	32,434	32,434
MSILF Government Portfolio - Class Institutional, 4.27% (a)	32,434	32,434
		64,868
	Par
U.S. Treasury Bills - 1.2%
4.25%, 10/02/2025 (b)	$42,000	41,127
TOTAL SHORT-TERM INVESTMENTS (Cost $105,991)		105,995
TOTAL INVESTMENTS - 99.8% (Cost $3,573,276)		$3,503,329
Other Assets in Excess of Liabilities - 0.2%		7,699
TOTAL NET ASSETS - 100.0%		$3,511,028

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,397,334	$–	$3,397,334
Treasury Money Markets	64,868	–	–	64,868
U.S. Treasury Bills	–	41,127	–	41,127
Total Investments	$64,868	$3,438,461	$–	$3,503,329

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2050 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.4%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$25,402	$25,388
0.38%, 01/15/2027	134,139	132,743
0.50%, 01/15/2028	82,423	80,944
2.38%, 10/15/2028	146,237	152,352
2.13%, 04/15/2029	38,000	39,134
0.13%, 01/15/2030	107,420	101,067
0.13%, 01/15/2031	113,491	104,810
0.13%, 01/15/2032	123,767	112,009
1.13%, 01/15/2033	5,332	5,108
1.75%, 01/15/2034	572,526	571,508
2.13%, 02/15/2040	545,277	551,124
0.88%, 02/15/2047	1,190,971	901,649
1.50%, 02/15/2053	190,227	158,308
TOTAL U.S. TREASURY SECURITIES (Cost $3,018,119)		2,936,144
	Shares
SHORT-TERM INVESTMENTS - 6.4%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.27% (a)	27,671	27,671
MSILF Government Portfolio - Class Institutional, 4.27% (a)	27,671	27,671
		55,342
	Par
U.S. Treasury Bills - 4.6%
4.24%, 04/24/2025 (b)	$15,000	14,959
4.23%, 05/29/2025 (b)	15,000	14,898
4.22%, 06/26/2025 (b)	15,000	14,850
4.25%, 07/31/2025 (b)	15,000	14,789
4.25%, 10/02/2025 (b)	21,000	20,564
4.10%, 01/22/2026 (b)	68,000	65,822
		145,882
TOTAL SHORT-TERM INVESTMENTS (Cost $201,193)		201,224
TOTAL INVESTMENTS - 99.8% (Cost $3,219,312)		$3,137,368
Other Assets in Excess of Liabilities - 0.2%		7,036
TOTAL NET ASSETS - 100.0%		$3,144,404

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,936,144	$–	$2,936,144
Treasury Money Markets	55,342	–	–	55,342
U.S. Treasury Bills	14,850	131,032	–	145,882
Total Investments	$70,192	$3,067,176	$–	$3,137,368

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2051 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.1%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$96,002	$95,002
0.50%, 01/15/2028	66,969	65,767
2.38%, 10/15/2028	138,977	144,788
2.13%, 04/15/2029	24,649	25,385
0.13%, 01/15/2030	139,522	131,271
0.13%, 01/15/2031	106,169	98,048
0.13%, 01/15/2032	119,183	107,861
1.13%, 01/15/2033	2,133	2,043
1.75%, 01/15/2034	559,091	558,097
2.13%, 02/15/2040	471,790	476,849
0.63%, 02/15/2043	96,720	74,417
0.88%, 02/15/2047	1,076,480	814,971
1.50%, 02/15/2053	302,439	251,692
TOTAL U.S. TREASURY SECURITIES (Cost $2,933,092)		2,846,191
	Shares
SHORT-TERM INVESTMENTS - 7.7%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.27% (a)	24,651	24,651
MSILF Government Portfolio - Class Institutional, 4.27% (a)	24,651	24,651
		49,302
	Par
U.S. Treasury Bills - 6.1%
4.24%, 04/24/2025 (b)	$14,000	13,962
4.23%, 05/29/2025 (b)	14,000	13,904
4.22%, 06/26/2025 (b)	14,000	13,860
4.25%, 07/31/2025 (b)	14,000	13,804
4.25%, 10/02/2025 (b)	22,000	21,543
4.10%, 01/22/2026 (b)	115,000	111,316
		188,389
TOTAL SHORT-TERM INVESTMENTS (Cost $237,638)		237,691
TOTAL INVESTMENTS - 99.8% (Cost $3,170,730)		$3,083,882
Other Assets in Excess of Liabilities - 0.2%		6,652
TOTAL NET ASSETS - 100.0%		$3,090,534

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,846,191	$–	$2,846,191
Treasury Money Markets	49,302	–	–	49,302
U.S. Treasury Bills	13,860	174,529	–	188,389
Total Investments	$63,162	$3,020,720	$–	$3,083,882

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2052 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.3%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$39,453	$39,042
0.50%, 01/15/2028	103,029	101,180
2.38%, 10/15/2028	138,977	144,788
2.13%, 04/15/2029	52,379	53,942
0.13%, 01/15/2030	190,145	178,900
0.13%, 01/15/2031	104,948	96,922
0.13%, 07/15/2031	92,450	84,897
0.13%, 01/15/2032	136,373	123,417
1.13%, 01/15/2033	38,392	36,775
1.75%, 01/15/2034	574,593	573,571
2.13%, 02/15/2040	476,199	481,305
0.63%, 02/15/2043	272,197	209,432
0.88%, 02/15/2047	1,118,592	846,852
1.50%, 02/15/2053	452,056	376,204
TOTAL U.S. TREASURY SECURITIES (Cost $3,440,089)		3,347,227
	Shares
SHORT-TERM INVESTMENTS - 6.5%
Treasury Money Markets - 1.5%
First American Government Obligations Fund - Class X, 4.27% (a)	26,452	26,452
MSILF Government Portfolio - Class Institutional, 4.27% (a)	26,452	26,452
		52,904
	Par
U.S. Treasury Bills - 5.0%
4.24%, 04/24/2025 (b)	$14,000	13,962
4.23%, 05/29/2025 (b)	14,000	13,905
4.22%, 06/26/2025 (b)	14,000	13,860
4.25%, 07/31/2025 (b)	14,000	13,804
4.25%, 10/02/2025 (b)	10,000	9,792
4.10%, 01/22/2026 (b)	119,000	115,188
		180,511
TOTAL SHORT-TERM INVESTMENTS (Cost $233,361)		233,415
TOTAL INVESTMENTS - 99.8% (Cost $3,673,450)		$3,580,642
Other Assets in Excess of Liabilities - 0.2%		7,493
TOTAL NET ASSETS - 100.0%		$3,588,135

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,347,227	$–	$3,347,227
Treasury Money Markets	52,904	–	–	52,904
U.S. Treasury Bills	13,860	166,651	–	180,511
Total Investments	$66,764	$3,513,878	$–	$3,580,642

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2053 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.2%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$86,796	$85,892
0.50%, 01/15/2028	82,423	80,944
2.38%, 10/15/2028	129,643	135,064
2.13%, 04/15/2029	31,838	32,788
0.13%, 01/15/2030	146,930	138,241
0.13%, 01/15/2031	96,406	89,033
0.13%, 07/15/2031	45,040	41,360
0.13%, 01/15/2032	155,855	141,048
1.13%, 01/15/2033	19,196	18,387
1.75%, 01/15/2034	553,924	552,939
2.13%, 02/15/2040	304,238	307,501
0.63%, 02/15/2043	433,857	333,816
0.88%, 02/15/2047	715,899	541,986
1.50%, 02/15/2053	582,436	484,707
TOTAL U.S. TREASURY SECURITIES (Cost $3,079,339)		2,983,706
	Shares
SHORT-TERM INVESTMENTS - 4.6%
Treasury Money Markets - 1.3%
First American Government Obligations Fund - Class X, 4.27% (a)	20,069	20,069
MSILF Government Portfolio - Class Institutional, 4.27% (a)	20,069	20,069
		40,138
	Par
U.S. Treasury Bills - 3.3%
4.24%, 04/24/2025 (b)	$13,000	12,965
4.23%, 05/29/2025 (b)	13,000	12,911
4.22%, 06/26/2025 (b)	13,000	12,870
4.25%, 07/31/2025 (b)	13,000	12,818
4.25%, 10/02/2025 (b)	2,000	1,958
4.10%, 01/22/2026 (b)	51,000	49,366
		102,888
TOTAL SHORT-TERM INVESTMENTS (Cost $143,005)		143,026
TOTAL INVESTMENTS - 99.8% (Cost $3,222,344)		$3,126,732
Other Assets in Excess of Liabilities - 0.2%		6,583
TOTAL NET ASSETS - 100.0%		$3,133,315

two             –%

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,983,706	$–	$2,983,706
Treasury Money Markets	40,138	–	–	40,138
U.S. Treasury Bills	12,870	90,018	–	102,888
Total Investments	$53,008	$3,073,724	$–	$3,126,732

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2054 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.7%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$54,815	$54,786
0.38%, 01/15/2027	157,811	156,168
0.50%, 01/15/2028	104,317	102,444
2.38%, 10/15/2028	144,162	150,191
2.13%, 04/15/2029	40,055	41,250
0.13%, 01/15/2030	164,216	154,505
0.13%, 01/15/2031	106,169	98,048
0.13%, 07/15/2031	49,781	45,713
0.13%, 01/15/2032	159,293	144,160
1.13%, 01/15/2033	55,455	53,119
1.75%, 01/15/2034	624,198	623,088
2.13%, 02/15/2040	335,103	338,696
0.63%, 02/15/2043	460,109	354,015
0.88%, 02/15/2047	748,798	566,893
1.50%, 02/15/2053	603,810	502,495
2.13%, 02/15/2054	223,577	214,508
TOTAL U.S. TREASURY SECURITIES (Cost $3,672,548)		3,600,079
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Treasury Money Markets - 1.1%
First American Government Obligations Fund - Class X, 4.27% (a)	19,864	19,864
MSILF Government Portfolio - Class Institutional, 4.27% (a)	19,864	19,864
TOTAL SHORT-TERM INVESTMENTS (Cost $39,728)		39,728
TOTAL INVESTMENTS - 99.8% (Cost $3,712,276)		$3,639,807
Other Assets in Excess of Liabilities - 0.2%		7,979
TOTAL NET ASSETS - 100.0%		$3,647,786

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,600,079	$–	$3,600,079
Treasury Money Markets	39,728	–	–	39,728
Total Investments	$39,728	$3,600,079	$–	$3,639,807

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2055 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$118,358	$117,126
0.50%, 01/15/2028	95,302	93,591
2.38%, 10/15/2028	117,197	122,098
2.13%, 04/15/2029	36,973	38,077
0.13%, 01/15/2030	145,696	137,079
0.13%, 01/15/2031	85,423	78,890
0.13%, 07/15/2031	52,151	47,890
0.13%, 01/15/2032	135,227	122,380
1.13%, 01/15/2033	53,323	51,076
1.75%, 01/15/2034	522,921	521,991
2.13%, 02/15/2040	135,217	136,667
0.63%, 02/15/2043	740,597	569,826
0.88%, 02/15/2047	215,822	163,393
1.50%, 02/15/2053	890,219	740,846
2.13%, 02/15/2054	106,613	102,288
TOTAL U.S. TREASURY SECURITIES (Cost $3,157,822)		3,043,218
	Shares
SHORT-TERM INVESTMENTS - 2.9%
Treasury Money Markets - 1.0%
First American Government Obligations Fund - Class X, 4.27% (a)	15,946	15,946
MSILF Government Portfolio - Class Institutional, 4.27% (a)	15,946	15,946
		31,892
	Par
U.S. Treasury Bills - 1.9%
4.25%, 10/02/2025 (b)	$61,000	59,732
TOTAL SHORT-TERM INVESTMENTS (Cost $91,618)		91,624
TOTAL INVESTMENTS - 99.8% (Cost $3,249,440)		$3,134,842
Other Assets in Excess of Liabilities - 0.2%		6,530
TOTAL NET ASSETS - 100.0%		$3,141,372

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,043,218	$–	$3,043,218
Treasury Money Markets	31,892	–	–	31,892
U.S. Treasury Bills	–	59,732	–	59,732
Total Investments	$31,892	$3,102,950	$–	$3,134,842

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2056 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 80.9%
United States Treasury Inflation Indexed Bonds
0.13%, 07/15/2031	$35,558	$32,652
0.13%, 01/15/2032	75,635	68,450
1.13%, 01/15/2033	202,626	194,089
1.88%, 07/15/2034	531,505	536,446
2.13%, 02/15/2040	576,142	582,320
1.38%, 02/15/2044	248,075	216,005
0.88%, 02/15/2047	997,520	755,193
2.13%, 02/15/2054	1,509,147	1,447,926
TOTAL U.S. TREASURY SECURITIES (Cost $3,771,198)		3,833,081
	Shares
SHORT-TERM INVESTMENTS - 18.9%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	47,979	47,979
MSILF Government Portfolio - Class Institutional, 4.27% (a)	47,979	47,979
		95,958
	Par
U.S. Treasury Bills - 16.9%
4.20%, 10/02/2025 (b)	$815,000	798,075
TOTAL SHORT-TERM INVESTMENTS (Cost $894,148)		894,033
TOTAL INVESTMENTS - 99.8% (Cost $4,665,346)		$4,727,114
Other Assets in Excess of Liabilities - 0.2%		8,919
TOTAL NET ASSETS - 100.0%		$4,736,033

         –%

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,833,081	$–	$3,833,081
Treasury Money Markets	95,958	–	–	95,958
U.S. Treasury Bills	–	798,075	–	798,075
Total Investments	$95,958	$4,631,156	$–	$4,727,114

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2057 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$93,371	$92,399
0.50%, 01/15/2028	119,771	117,621
2.38%, 10/15/2028	69,488	72,394
2.13%, 04/15/2029	62,649	64,519
0.13%, 01/15/2030	144,461	135,917
0.13%, 01/15/2031	63,457	58,604
0.13%, 07/15/2031	87,709	80,543
0.13%, 01/15/2032	88,241	79,858
1.13%, 01/15/2033	179,164	171,616
1.88%, 07/15/2034	410,018	413,830
2.13%, 02/15/2040	296,890	300,073
1.38%, 02/15/2044	501,602	436,757
0.88%, 02/15/2047	182,923	138,485
2.13%, 02/15/2054	1,325,937	1,272,149
TOTAL U.S. TREASURY SECURITIES (Cost $3,497,454)		3,434,765
	Shares
SHORT-TERM INVESTMENTS - 3.3%
Treasury Money Markets - 2.2%
First American Government Obligations Fund - Class X, 4.27% (a)	39,187	39,187
MSILF Government Portfolio - Class Institutional, 4.27% (a)	39,187	39,187
		78,374
U.S. Treasury Bills - 1.1%	Par
4.26%, 04/24/2025 (b)	$12,000	11,968
4.24%, 05/29/2025 (b)	12,000	11,918
4.25%, 06/26/2025 (b)	12,000	11,880
4.20%, 11/28/2025 (b)	2,000	1,948
		37,714
TOTAL SHORT-TERM INVESTMENTS (Cost $116,087)		116,088
TOTAL INVESTMENTS - 99.8% (Cost $3,613,541)		$3,550,853
Other Assets in Excess of Liabilities - 0.2%		8,565
TOTAL NET ASSETS - 100.0%		$3,559,418

–%

Percentages are stated as a percent of net assets.–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,434,765	$–	$3,434,765
Treasury Money Markets	78,374	–	–	78,374
U.S. Treasury Bills	11,880	25,834	–	37,714
Total Investments	$90,254	$3,460,599	$–	$3,550,853

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2058 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 86.6%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$30,247	$29,932
0.50%, 01/15/2028	47,651	46,796
2.38%, 10/15/2028	65,340	68,072
2.13%, 04/15/2029	21,568	22,212
0.13%, 01/15/2030	93,838	88,288
0.13%, 01/15/2031	53,695	49,588
0.13%, 07/15/2031	42,669	39,183
0.13%, 01/15/2032	98,555	89,192
1.13%, 01/15/2033	35,193	33,710
1.75%, 01/15/2034	415,443	414,704
1.88%, 07/15/2034	11,136	11,240
2.13%, 02/15/2040	86,715	87,645
0.63%, 02/15/2043	768,231	591,088
1.38%, 02/15/2044	29,987	26,110
1.50%, 02/15/2053	1,319,832	1,098,374
2.13%, 02/15/2054	490,628	470,725
TOTAL U.S. TREASURY SECURITIES (Cost $3,310,288)		3,166,859
	Shares
SHORT-TERM INVESTMENTS - 13.2%
Treasury Money Markets - 3.2%
First American Government Obligations Fund - Class X, 4.27% (a)	57,953	57,953
MSILF Government Portfolio - Class Institutional, 4.27% (a)	57,953	57,953
		115,906
	Par
U.S. Treasury Bills - 10.0%
4.26%, 04/24/2025 (b)	$13,000	12,965
4.24%, 05/29/2025 (b)	13,000	12,911
4.25%, 06/26/2025 (b)	13,000	12,870
4.25%, 07/31/2025 (b)	13,000	12,818
4.20%, 10/02/2025 (b)	215,000	210,535
4.20%, 11/28/2025 (b)	6,000	5,843
4.10%, 01/22/2026 (b)	103,000	99,700
		367,642
TOTAL SHORT-TERM INVESTMENTS (Cost $483,527)		483,548
TOTAL INVESTMENTS - 99.8% (Cost $3,793,815)		$3,650,407
Other Assets in Excess of Liabilities - 0.2%		6,967
TOTAL NET ASSETS - 100.0%		$3,657,374

–%

Percentages are stated as a percent of net assets.–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,166,859	$–	$3,166,859
Treasury Money Markets	115,906	–	–	115,906
U.S. Treasury Bills	12,870	354,772	–	367,642
Total Investments	$128,776	$3,521,631	$–	$3,650,407

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2059 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 82.1%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$60,154	$62,670
0.13%, 01/15/2030	18,521	17,425
0.13%, 01/15/2031	54,915	50,715
0.13%, 01/15/2032	65,321	59,116
1.75%, 01/15/2034	440,245	439,463
2.13%, 02/15/2040	105,822	106,957
0.63%, 02/15/2043	617,624	475,209
1.38%, 02/15/2044	89,961	78,331
1.50%, 02/15/2053	1,266,398	1,053,905
2.13%, 02/15/2054	772,170	740,845
TOTAL U.S. TREASURY SECURITIES (Cost $3,219,723)		3,084,636
	Shares
SHORT-TERM INVESTMENTS - 17.7%
Treasury Money Markets - 3.3%
First American Government Obligations Fund - Class X, 4.27% (a)	62,811	62,811
MSILF Government Portfolio - Class Institutional, 4.27% (a)	62,811	62,811
		125,622
	Par
U.S. Treasury Bills - 14.4%
4.24%, 04/24/2025 (b)	$13,000	12,965
4.23%, 05/29/2025 (b)	13,000	12,911
4.22%, 06/26/2025 (b)	13,000	12,870
4.25%, 07/31/2025 (b)	13,000	12,818
4.20%, 10/02/2025 (b)	360,000	352,524
4.10%, 01/22/2026 (b)	138,000	133,579
		537,667
TOTAL SHORT-TERM INVESTMENTS (Cost $663,278)		663,289
TOTAL INVESTMENTS - 99.8% (Cost $3,883,001)		$3,747,925
Other Assets in Excess of Liabilities - 0.2%		7,237
TOTAL NET ASSETS - 100.0%		$3,755,162

Percentages are stated as a percent of net assets.	–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,084,636	$–	$3,084,636
Treasury Money Markets	125,622	–	–	125,622
U.S. Treasury Bills	12,870	524,797	–	537,667
Total Investments	$138,492	$3,609,433	$–	$3,747,925

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2060 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 81.2%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$17,631	$18,369
0.13%, 01/15/2030	9,878	9,293
0.13%, 01/15/2031	23,186	21,413
0.13%, 07/15/2031	1,185	1,088
0.13%, 01/15/2032	29,796	26,965
1.13%, 01/15/2033	62,921	60,270
1.88%, 07/15/2034	262,209	264,647
2.13%, 02/15/2040	51,441	51,993
0.63%, 02/15/2043	614,861	473,083
2.13%, 02/15/2054	1,685,110	1,616,751
TOTAL U.S. TREASURY SECURITIES (Cost $2,518,819)		2,543,872
	Shares
SHORT-TERM INVESTMENTS - 18.6%
Treasury Money Markets - 2.1%
First American Government Obligations Fund - Class X, 4.27% (a)	33,235	33,235
MSILF Government Portfolio - Class Institutional, 4.27% (a)	33,235	33,235
		66,470
	Par
U.S. Treasury Bills - 16.5%
4.20%, 10/02/2025 (b)	$526,000	515,077
TOTAL SHORT-TERM INVESTMENTS (Cost $581,621)		581,547
TOTAL INVESTMENTS - 99.8% (Cost $3,100,440)		$3,125,419
Other Assets in Excess of Liabilities - 0.2%		5,999
TOTAL NET ASSETS - 100.0%		$3,131,418

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,543,872	$–	$2,543,872
Treasury Money Markets	66,470	–	–	66,470
U.S. Treasury Bills	–	515,077	–	515,077
Total Investments	$66,470	$3,058,949	$–	$3,125,419

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2061 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 78.8%
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2031	$1,220	$1,127
1.13%, 01/15/2033	17,063	16,344
1.88%, 07/15/2034	184,255	185,968
2.13%, 02/15/2040	95,534	96,558
0.63%, 02/15/2043	432,475	332,753
1.38%, 02/15/2044	9,541	8,308
2.13%, 02/15/2054	1,764,811	1,693,219
TOTAL U.S. TREASURY SECURITIES (Cost $2,297,312)		2,334,277
	Shares
SHORT-TERM INVESTMENTS - 21.0%
Treasury Money Markets - 1.7%
First American Government Obligations Fund - Class X, 4.27% (a)	25,239	25,239
MSILF Government Portfolio - Class Institutional, 4.27% (a)	25,239	25,239
		50,478
	Par
U.S. Treasury Bills - 19.3%
4.20%, 10/02/2025 (b)	$583,000	570,893
TOTAL SHORT-TERM INVESTMENTS (Cost $621,453)		621,371
TOTAL INVESTMENTS - 99.8% (Cost $2,918,765)		$2,955,648
Other Assets in Excess of Liabilities - 0.2%		5,564
TOTAL NET ASSETS - 100.0%		$2,961,212

Percentages are stated as a percent of net assets.

–%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,334,277	$–	$2,334,277
Treasury Money Markets	50,478	–	–	50,478
U.S. Treasury Bills	–	570,893	–	570,893
Total Investments	$50,478	$2,905,170	$–	$2,955,648

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2062 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 75.2%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$141,096	$142,609
1.38%, 02/15/2044	260,343	226,686
1.50%, 02/15/2053	1,499,372	1,247,788
2.13%, 02/15/2054	690,398	662,391
TOTAL U.S. TREASURY SECURITIES (Cost $2,386,207)		2,279,474
	Shares
SHORT-TERM INVESTMENTS - 24.6%
Treasury Money Markets - 2.5%
First American Government Obligations Fund - Class X, 4.27% (a)	38,632	38,632
MSILF Government Portfolio - Class Institutional, 4.27% (a)	38,632	38,632
		77,264
	Par
U.S. Treasury Bills - 22.1%
4.24%, 04/24/2025 (b)	$10,000	9,973
4.23%, 05/29/2025 (b)	10,000	9,932
4.22%, 06/26/2025 (b)	10,000	9,900
4.25%, 07/31/2025 (b)	10,000	9,860
4.20%, 10/02/2025 (b)	637,000	623,771
4.10%, 01/22/2026 (b)	5,000	4,840
		668,276
TOTAL SHORT-TERM INVESTMENTS (Cost $745,630)		745,540
TOTAL INVESTMENTS - 99.8% (Cost $3,131,837)		$3,025,014
Other Assets in Excess of Liabilities - 0.2%		5,049
TOTAL NET ASSETS - 100.0%		$3,030,063

Percentages are stated as a percent of net assets.

            –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,279,474	$–	$2,279,474
Treasury Money Markets	77,264	–	–	77,264
U.S. Treasury Bills	9,900	658,376	–	668,276
Total Investments	$87,164	$2,937,850	$–	$3,025,014

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2063 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 77.5%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$214,584	$216,884
1.38%, 02/15/2044	373,476	325,194
2.13%, 02/15/2054	3,611,394	3,464,893
TOTAL U.S. TREASURY SECURITIES (Cost $4,119,291)		4,006,971
	Shares
SHORT-TERM INVESTMENTS - 22.3%
Treasury Money Markets - 2.3%
First American Government Obligations Fund - Class X, 4.27% (a)	59,425	59,425
MSILF Government Portfolio - Class Institutional, 4.27% (a)	59,425	59,425
		118,850
	Par
U.S. Treasury Bills - 20.0%
4.26%, 04/24/2025 (b)	$17,000	16,954
4.24%, 05/29/2025 (b)	17,000	16,884
4.25%, 06/26/2025 (b)	17,000	16,830
4.25%, 07/31/2025 (b)	17,000	16,761
4.20%, 11/28/2025 (b)	488,000	475,257
4.10%, 01/22/2026 (b)	509,000	492,695
		1,035,381
TOTAL SHORT-TERM INVESTMENTS (Cost $1,153,493)		1,154,231
TOTAL INVESTMENTS - 99.8% (Cost $5,272,784)		$5,161,202
Other Assets in Excess of Liabilities - 0.2%		10,042
TOTAL NET ASSETS - 100.0%		$5,171,244

Percentages are stated as a percent of net assets.

          –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$4,006,971	$–	$4,006,971
Treasury Money Markets	118,850	–	–	118,850
U.S. Treasury Bills	16,830	1,018,551	–	1,035,381
Total Investments	$135,680	$5,025,522	$–	$5,161,202

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2064 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 77.4%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$7,349	$7,428
1.38%, 02/15/2044	38,165	33,231
2.13%, 02/15/2054	581,715	558,117
TOTAL U.S. TREASURY SECURITIES (Cost $573,282)		598,776
	Shares
SHORT-TERM INVESTMENTS - 22.4%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.27% (a)	7,522	7,522
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	7,522	7,522
		15,044
	Par
U.S. Treasury Bills - 20.4%
4.26%, 04/24/2025 (b)	$2,000	1,995
4.24%, 05/29/2025 (b)	2,000	1,986
4.25%, 06/26/2025 (b)	2,000	1,980
4.25%, 07/31/2025 (b)	2,000	1,972
4.20%, 11/28/2025 (b)	50,000	48,694
4.10%, 01/22/2026 (b)	104,000	100,669
		157,296
TOTAL SHORT-TERM INVESTMENTS (Cost $172,241)		172,340
TOTAL INVESTMENTS - 99.8% (Cost $745,523)		$771,116
Other Assets in Excess of Liabilities - 0.2%		1,510
TOTAL NET ASSETS - 100.0%		$772,626

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$598,776	$–	$598,776
Treasury Money Markets	15,044	–	–	15,044
U.S. Treasury Bills	1,980	155,316	–	157,296
Total Investments	$17,024	$754,092	$–	$771,116

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX 2065 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 78.2%
United States Treasury Inflation Indexed Bonds
1.38%, 02/15/2044	$17,720	$15,429
2.13%, 02/15/2054	841,520	807,382
TOTAL U.S. TREASURY SECURITIES (Cost $785,353)		822,811
	Shares
SHORT-TERM INVESTMENTS - 21.6%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.27% (a)	9,478	9,478
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.27% (a)	9,478	9,478
		18,956
	Par
U.S. Treasury Bills - 19.8%
4.26%, 04/24/2025 (b)	$3,000	2,992
4.24%, 05/29/2025 (b)	3,000	2,980
4.25%, 06/26/2025 (b)	3,000	2,970
4.25%, 07/31/2025 (b)	3,000	2,958
4.20%, 11/28/2025 (b)	52,000	50,642
4.10%, 01/22/2026 (b)	151,000	146,163
		208,705
TOTAL SHORT-TERM INVESTMENTS (Cost $227,537)		227,661
TOTAL INVESTMENTS - 99.8% (Cost $1,012,890)		$1,050,472
Other Assets in Excess of Liabilities - 0.2%		2,095
TOTAL NET ASSETS - 100.0%		$1,052,567

Percentages are stated as a percent of net assets.             –%

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$822,811	$–	$822,811
Treasury Money Markets	18,956	–	–	18,956
U.S. Treasury Bills	2,970	205,735	–	208,705
Total Investments	$21,926	$1,028,546	$–	$1,050,472

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each of the Funds shown on Schedule A attached hereto in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 - Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;

Level 2 - Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 - Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

SCHEDULE A

LifeX Income ETFs
LifeX 2048 Longevity Income ETF
LifeX 2049 Longevity Income ETF
LifeX 2050 Longevity Income ETF
LifeX 2051 Longevity Income ETF
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2056 Longevity Income ETF
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2061 Longevity Income ETF
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX 2064 Longevity Income ETF
LifeX 2065 Longevity Income ETF
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX 2064 Inflation-Protected Longevity Income ETF
LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX Term Income ETFs
LifeX 2035 Term Income ETF
LifeX 2040 Term Income ETF
LifeX 2045 Term Income ETF
LifeX Durable Income ETF
LifeX Durable Income ETF